NOTE 17 - STOCKHOLDER'S EQUITY (Detail) (USD $)	0 Months Ended				3 Months Ended	12 Months Ended			1 Months Ended		3 Months Ended	1 Months Ended	0 Months Ended
	Sep. 08, 2014	Aug. 21, 2014	Feb. 03, 2014	Dec. 18, 2013	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2014	Nov. 30, 2011	Dec. 31, 2012	Jan. 31, 2013	Jan. 01, 2012	Jun. 05, 2014	Oct. 07, 2014	Apr. 01, 2013	Mar. 22, 2013	Sep. 30, 2014
NOTE 17 - STOCKHOLDER'S EQUITY (Details) [Line Items]
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)					$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding					3,000,000	3,000,000	3,000,000
Treasury Stock, Shares					60,000	60,000
Proceeds from Issuance of Common Stock (in Dollars)						$ 2,442,859	$ 4,486,541	$ 858,415
Dividends Payable, Nature				two-for-one (2:1)
Common Stock Dividends, Shares			14,762,875
Stock Issued During Period, Shares, Share-based Compensation, Gross	346,875
Number of Board Members	2	2
Stock Issued During Period, shares, as a payment of certain accounts payables					52,892
Stock Issued During Period, value, as a payment of certain accounts payables					316,065	316,065	119,553
Stock value to be received								153,250			153,250
Shares to be received								74,100			74,100
Vaporfection International Inc. [Member]
NOTE 17 - STOCKHOLDER'S EQUITY (Details) [Line Items]
Non-cash additions to equity from the issuances of warrants and common stock in connection with acquisition							1,285,553
Business Acquisition, Percentage of Voting Interests Acquired																100.00%	100.00%
Common Stock [Member]
NOTE 17 - STOCKHOLDER'S EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, New Issues						485,830	2,115,100	2,463,366
Stock Issued During Period, shares, as a payment of certain accounts payables						54,392	43,506
Stock Issued During Period, value, as a payment of certain accounts payables						54	44
Non-cash additions to equity from the issuances of warrants and common stock in connection with acquisition								4,000
Shares of common stock sold								2,463,000
Proceed from issuance of common stock								858,000
Issuance of common stock for acquisition PVMI (in Shares)								4,000,000
Common Stock Issuance [Member]
NOTE 17 - STOCKHOLDER'S EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, New Issues							2,115,100		485,830
Sale of Stock, Price Per Share (in Dollars per share)							$ 2.23		$ 5.00
Proceeds from Issuance of Common Stock (in Dollars)							4,486,541		2,427,859
Series A Preferred Stock [Member]
NOTE 17 - STOCKHOLDER'S EQUITY (Details) [Line Items]
Preferred Stock, Shares Outstanding					3,000,000	3,000,000	3,000,000	6,000,000			6,000,000							3,000,000
Special voting right										The Series A Preferred Stock has special voting rights when voting as a class with the Common Stock as follows: (i) the holders of Series A Preferred Stock shall have such number of votes as is determined by multiplying (a) the number of shares of Series A Preferred Stock held by such holder, (b) the number of issued and outstanding shares of the Corporation’s Series A Preferred Stock and Common Stock (collectively, the “Common Stock”) on a Fully-Diluted Basis (as hereinafter defined), as of the record date for the vote, or, if no such record date is established, as of the date such vote is taken or any written consent of stockholders is solicited, and (c) 0.00000025; and (ii) the holders of Common Stock shall have one vote per share of Common Stock held as of such date. “Fully-Diluted Basis” mean that the total number of issued and outstanding shares of the Company’s Common Stock shall be calculated to include (a) the shares of Common Stock issuable upon exercise and/or conversion of all of the following securities (collectively, “Common Stock Equivalents”): all outstanding (a) securities convertible into or exchangeable for Common Stock, whether or not then convertible or exchangeable (collectively, “Convertible Securities”), (b) subscriptions, rights, options and warrants to purchase shares of Common Stock, whether or not then exercisable (collectively, “Options”), and (c) securities convertible into or exchangeable or exercisable for Options or Convertible Securities and any such underlying Options and/or Convertible Securities.
Series A Preferred Stock [Member] | Stock Issued to Founder and Shareholder [Member]
NOTE 17 - STOCKHOLDER'S EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, New Issues										6,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)										0.001
Convertible Preferred Stock, Terms of Conversion										converted to common stock at a ratio of 1 (one) share of Series A Preferred Stock to 5 (five) shares of common stock
Series A Preferred Stock [Member] | Stock Issued To Shareholder [Member]
NOTE 17 - STOCKHOLDER'S EQUITY (Details) [Line Items]
Stock Repurchased During Period, Shares											3,000,000
Series A Preferred Stock [Member] | Stock Issued to Founder [Member]
NOTE 17 - STOCKHOLDER'S EQUITY (Details) [Line Items]
Stock Repurchased and Retired During Period, Shares												3,000,000
Affiliated Entity [Member]
NOTE 17 - STOCKHOLDER'S EQUITY (Details) [Line Items]
Treasury Stock, Shares					60,000	60,000
Affiliated Entity [Member] | PVM International Inc. (PVMI) [Member]
NOTE 17 - STOCKHOLDER'S EQUITY (Details) [Line Items]
Issuance of common stock for acquisition PVMI (in Shares)													4,000,000
Business Acquisition, Percentage of Voting Interests Acquired													100.00%
Affiliated Entity [Member] | Bio-Tech Medical Software [Member]
NOTE 17 - STOCKHOLDER'S EQUITY (Details) [Line Items]
Stock Repurchased During Period, Shares														30,000
Stock Repurchased During Period, Value (in Dollars)														604,800
Affiliated Entity [Member] | MedVend Holdings LLC [Member]
NOTE 17 - STOCKHOLDER'S EQUITY (Details) [Line Items]
Stock Repurchased During Period, Shares														30,000
Stock Repurchased During Period, Value (in Dollars)														$ 604,800
Board Member [Member]
NOTE 17 - STOCKHOLDER'S EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross	93,751														84,374